COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 10 - COMMITMENTS AND CONTINGENT LIABILITIES

As of December 31, 2013 the Company was obligated under non-cancelable operating leases for bank premises and equipment expiring between June 2014 and September 2020.  Certain leases contain renewal options.  The cost of such renewals is not included below.  The total minimum rental due in future periods under these existing agreements is as follows as of December 31, 2013:

(In Thousands)
2014	$860
2015	767
2016	541
2017	497
2018	508
Thereafter	912
Total	$4,085

Certain leases contain provisions for escalation of minimum lease payments contingent upon percentage increases in the consumer price index.  Total rental expense amounted to $708,000 and $564,000 for the years ended December 31, 2013 and 2012, respectively.

On November 28, 2008, the Company entered into an agreement with its data processing servicer which ends in five years, and automatically continues for three years, unless terminated by either party with notice.  A second amendment to this November 2008 agreement was signed between the parties on June 27, 2013 that extends the renewal term through April 19, 2019, an extension of the first renewal term for sixty (60) months.  Under the agreement, the Company must pay a termination fee as described in the agreement if the Company terminates the agreement with notice, before the end of this extended agreement.